CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Revenue	$ 202,926	$ 113,836	$ 44,548
Operating expenses:
Platform operations	39,876	22,967	12,559
Sales and marketing	46,056	26,794	14,590
Technology and development	27,313	12,819	7,250
General and administrative	32,163	13,276	9,385
Total operating expenses	145,408	75,856	43,784
Income from operations	57,518	37,980	764
Interest expense	3,075	1,141	843
Change in fair value of preferred stock warrant liabilities	9,458	5,961	558
Foreign currency exchange loss, net	1,151	1,023	306
Total other expense, net	13,684	8,125	1,707
Income (loss) before income taxes	43,834	29,855	(943)
Provision for (benefit from) income taxes	23,352	13,926	(948)
Net income	20,482	15,929	$ 5
Net income (loss) attributable to common stockholders	$ (26,727)	$ 8,764
Net income (loss) per share attributable to common stockholders:
Basic (in dollars per share)	$ (1.46)	$ 0.85
Diluted (in dollars per share)	$ (1.46)	$ 0.39
Weighted-average shares used to compute net income (loss) per share attributable to common stockholders:
Basic (in shares)	18,280	10,290	10,233
Diluted (in shares)	18,280	16,779	13,134